Related Party Transactions and Balances (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Related Party Transactions and Balances [Abstract]
Schedule of Financial Support to these Related Party	The Group is not obligated to provide any type of financial support to these related parties.
Related Party	Relationship with the Group
Wangxiancai Limited*	An entity controlled by the legal representative and executive director of one of the subsidiaries
Key Space (S) Pte Ltd (“Key Space”)	An entity controlled by certain shareholders of the Group
*	Wangxiancai Limited was no longer a related party of the Company since June 30, 2022 when the Company disposed of the Deconsolidated VIE’s Subsidiaries.
The Group is not obligated to provide any type of financial support to these related parties.
Related Party	Relationship with the Group
Shanghai Laiguan Property Management Co., Ltd. (“Laiguan”) (i)	An entity controlled by certain shareholders of the Group
Shanghai Qingji Property Management Co., Ltd. (“Qingji”) (i)	An entity controlled by certain shareholders of the Group
Wangxiancai Limited	An entity controlled by the legal representative and executive director of one of the subsidiaries
Key Space (S) Pte Ltd (“Key Space”)	An entity controlled by certain shareholders of the Group
Mr. Qu Chengcai	Chief Executive Officer
Mr. Sun Zhichen	Chief Financial Officer
(i)	Laiguan and Qingji ceased to be a related party of the Group in January 2021.

Schedule of Financial Support to these Related Party	The balance due to related parties represented borrowings from the related parties which were due within 12 months from borrowing. Details are as follows:
	As of September 30,	As of March 31,
	2022	2023
Key Space	4,065	4,065
Others	766	1,329
	4,831	5,394
For the years ended September 30, 2020, 2021 and 2022, services provided by the related parties were as follows:
	For the years ended September 30,
	2020	2021	2022
Labor outsourcing service expense to Laiguan	25,059	—	—
Labor outsourcing service expense to Qingji.	22,405	—	—
	47,464	—	—

As of September 30, 2021 and 2022, amounts due from related parties were RMB 201 and RMB nil, respectively, and details are as follows:
	As of September 30,
	2021	2022
Others	201	—
	201	—
As of September 30, 2021 and 2022, amounts due to related parties were RMB nil and RMB 4,831, respectively. The balance due to related parties represented borrowings from the related parties which were due within 12 months from borrowing. Details are as follows:
	As of September 30,
	2021	2022
Key Space	—	4,065
Others	—	766
	—	4,831